Shareholders equity (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital [text block]

	09/30/2025		12/31/2024
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	29.08	367,612,329	29.08
Controller	196,065,636	15.51	196,065,636	15.51
Managements and related persons	32,155,608	2.54	32,784,440	2.59
Alden Fundo de Investimento em Ações	27,154,744	2.15	26,154,744	2.07
	622,988,317	49.28	622,617,149	49.25
Treasury (Note 24.2)	28,208,827	2.23	24,875,787	1.97
Other shareholders	612,920,471	48.49	616,624,679	48.78
	1,264,117,615	100.00	1,264,117,615	100.00

Schedule of treasury shares

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2023	34,765,600	42.69	1,484,014	1,934,010
Exercised	(1,005,113)	47.55	(47,794)	(54,213)
Repurchase	51,115,300	54.91	2,806,764	2,806,764
Canceled	(60,000,000)	48.40	(2,903,787)	(3,238,200)
Balances at December 31, 2024	24,875,787	53.84	1,339,197	1,536,826
Exercised	(372,160)	53.66	(19,969)	(20,251)
Repurchase	3,705,200	51.80	191,918	191,918
Balances at September 30, 2025	28,208,827	53.57	1,511,146	1,407,620